Advances to Equity Accounted Joint Ventures	6 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Advances to Equity Accounted Joint Ventures
Advances to Equity Accounted Joint Ventures

a) As of June 30, 2016, the Partnership had advanced $57.8 million to Exmar LPG BVBA, (December 31, 2015 - $57.8 million) which bears interest at LIBOR plus 0.50% and has no fixed repayment terms. As at June 30, 2016, the interest receivable on the advances was $0.7 million (December 31, 2015 – $0.4 million). Both the advances and the interest receivable on these advances are included in investments and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.

b) As of June 30, 2016, the Partnership had advanced $112.7 million to the Yamal LNG Joint Venture (December 31, 2015 – $96.9 million). The advances bear interest at LIBOR plus 3.00% compounded semi-annually. As of June 30, 2016, the interest accrued on these advances was $6.8 million (December 31, 2015 – $4.8 million). Both the advances and the accrued interest on these advances are included in investments and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.